Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 11—COMMITMENTS

The Company leases several of its operating facilities under various noncancellable operating leases expiring at various dates through 2028. The Company is also responsible for common area maintenance, taxes and insurance at the various branch locations.

Future minimum rent payments on the Company’s leases were as follows at March 31, 2018:

(dollars in thousands)
Year ending December 31:
2018 remaining	$1,338
2019	1,625
2020	1,396
2021	1,312
2022	1,089
Thereafter	4,117

$10,877

The minimum rent payments shown above are given for the existing lease obligation and are not a forecast of future rental expense. Total rental expense, recognized on a straight-line basis, was $437,000 and $381,000 for the three months ended March 31, 2018 and 2017, respectively.

In the ordinary course of business, the Company enters into financial commitments to meet the financing needs of its customers. These financial commitments include commitments to extend credit, unused lines of credit, commercial and similar letters of credit and standby letters of credit. Those instruments involve to varying degrees, elements of credit and interest rate risk not recognized in the Company’s financial statements.

The Company’s exposure to loan loss in the event of nonperformance on these financial commitments is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for loans reflected in the financial statements.

At March 31, 2018 and December 31, 2017, the Company had the following financial commitments whose contractual amount represents credit risk:

(dollars in thousands)	March 31, 2018	December 31, 2017
Commitments to make loans	$103,354	$101,960
Unused lines of credit	119,964	99,217
Commercial and similar letters of credit	4,700	3,013
Standby letters of credit	1,575	1,575

	$229,593	$205,765

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Since many of the commitments are expected to expire without being drawn upon, the total amounts do not necessarily represent future cash requirements. The Company evaluates each client’s credit worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company is based on management’s credit evaluation of the customer.

The Company is involved in various matters of litigation which have arisen in the ordinary course of business and accruals for estimates of potential losses have been provided when necessary and appropriate under GAAP. In the opinion of management, the disposition of such pending litigation will not have a material effect on the Company’s financial statements.

NOTE 13—COMMITMENTS

In the ordinary course of business, the Company enters into financial commitments to meet the financing needs of its customers. These financial commitments include commitments to extend credit, unused lines of credit, commercial and similar letters of credit and standby letters of credit. Those instruments involve to varying degrees, elements of credit and interest rate risk not recognized in the Company’s financial statements.

The Company’s exposure to loan loss in the event of nonperformance on these financial commitments is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for loans reflected in the financial statements.

As of December 31, 2017 and 2016, the Company had the following financial commitments whose contractual amount represents credit risk:

	2017		2016
(dollars in thousands)	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$19,438	$82,522	$54,812	$13,191
Unused lines of credit	58,291	40,926	38,943	53,435
Commercial and similar letters of credit	3,013	—	8,966	—
Standby letters of credit	1,225	350	1,100	150

	$81,967	$123,798	$103,821	$66,776

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Since many of the commitments are expected to expire without being drawn upon, the total amounts do not necessarily represent future cash requirements. The Company evaluates each client’s credit worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Company is based on management’s credit evaluation of the customer.

The Company is involved in various matters of litigation which have arisen in the ordinary course of business and accruals for estimates of potential losses have been provided when necessary and appropriate under generally accepted accounting principles. In the opinion of management, the disposition of such pending litigation will not have a material effect on the Company’s financial statements.